UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan Kolatch
Title:   Managing Member
Phone:   (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch          Englewood Cliffs, NJ           November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $358,183
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                  Redwood Capital Management, LLC
                                                         September 30, 2012

COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4         COLUMN 5      COL 6   COL 7            COLUMN 8

                                                           VALUE       SHS OR   SH/ PUT/  INVSMT  OTHR          VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT  PRN CALL  DSCRTN  MGRS        SOLE    SHARED   NONE
AETNA INC NEW                 COM               00817Y108    1,188       30,000 SH         SOLE   NONE       30,000
AMERICAN CAP LTD              COM               02503Y103   11,381    1,002,700 SH         SOLE   NONE    1,002,700
AMERICAN INTL GROUP INC       COM NEW           026874784   65,613    2,001,000 SH         SOLE   NONE    2,001,000
BP PLC                        SPONSORED ADR     055622104   19,062      450,000 SH         SOLE   NONE      450,000
CASTLE A M & CO               COM               148411101    1,827      146,300 SH         SOLE   NONE      146,300
CENTRAL PAC FINL CORP         COM NEW           154760409   10,759      752,361 SH         SOLE   NONE      752,361
CIGNA CORPORATION             COM               125509109   32,972      699,000 SH         SOLE   NONE      699,000
CITIGROUP INC                 COM NEW           172967424    1,636       50,000 SH         SOLE   NONE       50,000
DANA HLDG CORP                COM               235825205   14,281    1,161,096 SH         SOLE   NONE    1,161,096
DECKERS OUTDOOR CORP          COM               243537107    6,595      180,000 SH         SOLE   NONE      180,000
DELPHI AUTOMOTIVE PLC         SHS               G27823106   43,428    1,400,917 SH         SOLE   NONE    1,400,917
DELTA AIR LINES INC DEL       COM NEW           247361702    4,580      500,000 SH         SOLE   NONE      500,000
EXPRESS SCRIPTS HLDG CO       COM               30219G108    3,132       50,000 SH         SOLE   NONE       50,000
GENERAL MTRS CO               *W EXP 07/10/201  37045V118      282       20,433 SH         SOLE   NONE       20,433
GENERAL MTRS CO               *W EXP 07/10/201  37045V126      169       20,433 SH         SOLE   NONE       20,433
GENERAL MTRS CO               JR PFD CNV SRB    37045V209      746       20,000 SH         SOLE   NONE       20,000
GREEN PLAINS RENEWABLE ENERG  COM               393222104    3,833      654,111 SH         SOLE   NONE      654,111
HARTFORD FINL SVCS GROUP INC  COM               416515104    1,944      100,000 SH         SOLE   NONE      100,000
HEADWATERS INC                COM               42210P102    1,974      300,000 SH         SOLE   NONE      300,000
HEWLETT PACKARD CO            COM               428236103      853       50,000 SH         SOLE   NONE       50,000
JPMORGAN CHASE & CO           COM               46625H100   14,168      350,000 SH         SOLE   NONE      350,000
LEAR CORP                     COM NEW           521865204   29,809      788,800 SH         SOLE   NONE      788,800
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100   10,332      200,000 SH         SOLE   NONE      200,000
MDC PARTNERS INC              CL A SUB VTG      552697104    6,170      500,000 SH         SOLE   NONE      500,000
MERCER INTL INC               COM               588056101    6,915      927,000 SH         SOLE   NONE      927,000
MICROSOFT CORP                COM               594918104    4,464      150,000 SH         SOLE   NONE      150,000
NORTEL INVERSORA S A          SPON ADR PFD B    656567401    4,557      442,435 SH         SOLE   NONE      442,435
PRUDENTIAL FINL INC           COM               744320102   18,206      334,000 SH         SOLE   NONE      334,000
SAFEWAY INC                   COM NEW           786514208    1,609      100,000 SH         SOLE   NONE      100,000
STEEL PARTNERS HLDGS L P      LTD PRTRSHIP U    85814R107      214       18,462 SH         SOLE   NONE       18,462
TELECOM ARGENTINA S A         SPON ADR REP B    879273209    1,502      150,000 SH         SOLE   NONE      150,000
UNITED CONTL HLDGS INC        COM               910047109   16,579      850,230 SH         SOLE   NONE      850,230
WELLPOINT INC                 COM               94973V107   17,403      300,000 SH         SOLE   NONE      300,000







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